DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Segment financial information as per geographical area (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Geographic information
Sales revenues	$ 425,493	$ 455,234	$ 487,067
Financial debt	266,921	302,185	312,340
Services rendered in Argentina
Geographic information
CAPEX	78,593	75,599	124,088
PP&E, Goodwill and Intangible assets	974,315	1,008,512	1,034,134
Financial debt	259,403	293,562	303,919
Other abroad segments
Geographic information
CAPEX	6,957	8,525	10,486
PP&E, Goodwill and Intangible assets	33,608	39,882	40,985
Financial debt	7,518	8,623	8,421
Argentinas
Geographic information
Sales revenues	394,781	423,580	454,269
Abroad
Geographic information
Sales revenues	$ 30,712	$ 31,654	$ 32,798